Note 13 - Leases	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
13.	Leases

The Company has operating leases for offices and a laboratory in the U.S. Total expenses incurred under the operating leases for the years ended December 31, 2020, 2021 and 2022 were $878, $725 and $1,107, respectively. Total expenses incurred under short-term leases for the years ended December 31, 2020, 2021 and 2022 were nil, $20, and $116, respectively. The short-term lease commitment is $54 at December 31, 2022, which is expected to be paid within one year.

Maturities of operating lease liabilities as of December 31, 2022 are as follows:

$

Year ending December 31, 2023	1,165
Year ending December 31, 2024	785
Year ending December 31, 2025	804
Year ending December 31, 2026	824
Year ending December 31, 2027	521
Years ending December 31, 2028 and thereafter	1,563
Total lease payments	5,662
Less: imputed interest	(701)

Present value of lease liabilities	4,961

Other supplemental information related to leases is summarized below:

	Year ended December 31,
	2021	2022
	$	$

Operating cash flows used in operating lease	675	1,471

	As of December 31,
	2021	2022

Weighted average remaining lease term (years)	3.98	6.61
Weighted average discount rate	5.5%	3.6%